Software, Equipment, And Property - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6.8	$ 5.2	$ 24.5	$ 17.7	$ 18.4